RECEIVABLES (Schedule of receivables) (Details) - USD ($)	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Receivables [Abstract]
Taxes receivable	$ 10,834	$ 11,945	$ 14,809
Trade receivables	401,476	198,478	101,208
Total receivables	$ 412,310	$ 210,423	$ 116,017